UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2003

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Avesta Capital Advisors LLC
Address: 1221 Ave of Americas, 41st Floor
         New York, NY  10020

13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Carl M. O'Connell
Title:     Chief Financial Officer
Phone:     212-332-8868

Signature, Place, and Date of Signing:

      /s/ Carl M. O"Connell     New York, NY     September 29, 2003


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     41

Form13F Information Table Value Total:     $148,654 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABERCROMBIE & FITCH CO         CL A             002896207     1421    50000 SH       SOLE                    50000        0        0
AGRIUM INC                     COM              008916108     1096   100000 SH       SOLE                   100000        0        0
AUTOZONE INC                   COM              053332102     1899    25000 SH       SOLE                    25000        0        0
BAKER HUGHES INC               COM              057224107     1679    50000 SH       SOLE                    50000        0        0
BOISE CASCADE CORP             COM              097383103     4780   200000 SH       SOLE                   200000        0        0
BURLINGTON NORTHN SANTA FE C   COM              12189T104     1422    50000 SH       SOLE                    50000        0        0
CATERPILLAR INC DEL            COM              149123101     4175    75000 SH       SOLE                    75000        0        0
CENDANT CORP                   COM              151313103     3664   200000 SH       SOLE                   200000        0        0
CHAMPION ENTERPRISES INC       COM              158496109      777   150000 SH       SOLE                   150000        0        0
CLEAR CHANNEL COMMUNICATIONS   COM              184502102     4239   100000 SH       SOLE                   100000        0        0
CVS CORP                       COM              126650100     2803   100000 SH       SOLE                   100000        0        0
DOLLAR TREE STORES INC         COM              256747106     1589    50000 SH       SOLE                    50000        0        0
ENSCO INTL INC                 COM              26874Q100     9415   350000 SH       SOLE                   350000        0        0
ENTERCOM COMMUNICATIONS CORP   CL A             293639100     3676    75000 SH       SOLE                    75000        0        0
GEORGIA GULF CORP              COM PAR $0.01    373200203     1238    62500 SH       SOLE                    62500        0        0
GLOBALSANTAFE CORP             SHS              G3930E101     5252   225000 SH       SOLE                   225000        0        0
GREY WOLF INC                  COM              397888108      404   100000 SH       SOLE                   100000        0        0
INCO LTD                       COM              453258402     2114   100000 SH       SOLE                   100000        0        0
INTERNATIONAL FLAVORS&FRAGRA   COM              459506101     1916    60000 SH       SOLE                    60000        0        0
JOY GLOBAL INC                 COM              481165108      739    50000 SH       SOLE                    50000        0        0
KOHLS CORP                     COM              500255104     2569    50000 SH  PUT  SOLE                      500        0        0
LAMAR ADVERTISING CO           CL A             512815101     3373    95000 SH       SOLE                    95000        0        0
LOCKHEED MARTIN CORP           COM              539830109     4757   100000 SH       SOLE                   100000        0        0
LONE STAR TECHNOLOGIES INC     COM              542312103      883    41700 SH       SOLE                    41700        0        0
LOUISIANA PAC CORP             COM              546347105     3794   350000 SH       SOLE                   350000        0        0
MANDALAY RESORT GROUP          COM              562567107     4778   150000 SH       SOLE                   150000        0        0
MANPOWER INC                   COM              56418H100     2225    60000 SH       SOLE                    60000        0        0
NOBLE ENERGY INC               COM              655044105     5670   150000 SH       SOLE                   150000        0        0
OFFICEMAX INC                  COM              67622M108      655   100000 SH       SOLE                   100000        0        0
PEP BOYS MANNY MOE & JACK      COM              713278109     2702   200000 SH       SOLE                   200000        0        0
POPE & TALBOT INC              COM              732827100      701    63400 SH       SOLE                    63400        0        0
PREMCOR INC                    COM              74045Q104     2802   130000 SH       SOLE                   130000        0        0
SCHLUMBERGER LTD               COM              806857108     7136   150000 SH       SOLE                   150000        0        0
SMITH INTL INC                 COM              832110100     1470    40000 SH       SOLE                    40000        0        0
SPDR TR                        UNIT SER 1       78462F103    19526   200000 SH  PUT  SOLE                     2000        0        0
SPDR TR                        UNIT SER 1       78462F103     9763   100000 SH       SOLE                   100000        0        0
TALBOTS INC                    COM              874161102     1473    50000 SH       SOLE                    50000        0        0
TIDEWATER INC                  COM              886423102     1469    50000 SH       SOLE                    50000        0        0
TRIBUNE CO NEW                 COM              896047107     4830   100000 SH       SOLE                   100000        0        0
WEATHERFORD INTERNATIONAL LT   COM              G95089101     8380   200000 SH       SOLE                   200000        0        0
WEYERHAEUSER CO                COM              962166104     5400   100000 SH       SOLE                   100000        0        0